LAZARD RETIREMENT SERIES, INC.

30 Rockefeller Plaza

New York, New York 10112

May 3, 2024

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:       Lazard Retirement Series, Inc. (the “Fund”)

Registration Statement on Form N-1A (File Nos. 811-08071; 333-22309)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the Fund hereby certifies that:

(1)	the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 93 to the Fund’s Registration Statement on Form N-1A; and
(2)	the text of Post-Effective Amendment No. 93 to the Fund’s Registration Statement on Form N-1A was filed electronically on April 12, 2024.

LAZARD RETIREMENT SERIES, INC.

By: /s/ Jessica Falzone

Jessica Falzone

Assistant Secretary